Income Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Valuation Allowance [Abstract]
Beginning Balance	$ 26,821,820	$ 22,653,993
Increase in valuation allowance	3,325,765	4,167,827
Total valuation allowance on deferred tax assets	$ 30,147,584	$ 26,821,820